Shareholder Report, Holdings (Details) - C000242831	Oct. 31, 2025
XSP C690_20251104_S_MARIndex Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
912797RQ2U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.70%
02072L565Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	49.60%